Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest costs on benefit obligation	₱ (22)	₱ 457	₱ 539
Service costs	1,043	1,063	1,158
Unfunded status – net	(8,914)	(7,144)	(8,969)
Accrued benefit costs	8,985	7,159	8,984
Prepaid benefit costs (Note 19)	71	15	15
Curtailment/settlement losses (gains) and other adjustments	(181)	21	(341)
Net periodic benefit costs (Note 5)	840	1,541	1,356
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the year	20,683	21,503	23,142
Actuarial losses (gains) on obligations – economic assumptions	3,829	(2,611)	(1,277)
Interest costs on benefit obligation	1,338	1,227	1,180
Service costs	1,043	1,063	1,158
Actuarial losses on obligations – experience	570	419	423
Actuarial losses on obligations – demographic assumptions	4
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Curtailments and others (Note 5)	(271)	(31)	(400)
Present value of defined benefit obligations at end of the year	22,638	20,683	21,503
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(4,558)	(887)	(2,723)
Fair value of plan assets at beginning of the year	13,539	12,534	11,960
Actual contributions	7,598	5,110	5,122
Interest income on plan assets	1,360	770	641
Return on plan assets (excluding amount included in net interest)	(4,215)	(3,988)	(2,466)
Fair value of plan assets at end of the year	₱ 13,724	₱ 13,539	₱ 12,534